STATUTORY RESERVES (Details Textual) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Prc [Member] USD ($)	Dec. 31, 2012 Prc [Member] CNY	Dec. 31, 2011 Prc [Member] CNY	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Prc [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Prc [Member]
Percentage Of Net Profit For Statutory Reserve	10.00%
Percentage Of Net Profit For Statutory Public Walefare Fund						10.00%		5.00%
Percentage On Statutory Reserve On Registered Capital					50.00%		25.00%
Statutory Reserves		$ 6,681	41,625	55,298